Net loss per share (Details Narrative) - IPO [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Offering price per share | $ / shares	$ 0.001
Number of issued ordinary shares | shares	25,000,044
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Offering price per share | $ / shares	$ 0.002
Number of issued ordinary shares | shares	50,000,088